UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Other operating income	€ 1,093	€ 5,628	€ 2,087	€ 6,815
Total operating income	1,093	5,628	2,087	6,815
Sales and marketing	(674)	(2,252)	(1,534)	(4,229)
Research and development	(38,645)	(28,907)	(77,946)	(64,650)
General and administrative	(8,270)	(9,796)	(16,303)	(17,932)
Total operating expenses	(47,589)	(40,954)	(95,783)	(86,811)
Operating loss	(46,496)	(35,326)	(93,696)	(79,997)
Financial expenses	(5,415)	(7,056)	(10,857)	(9,514)
Financial income	3,497	3,612	3,769	7,873
Financial gain (loss)	(1,918)	(3,444)	(7,088)	(1,641)
Net loss before tax	(48,414)	(38,770)	(100,784)	(81,638)
Income tax	0	0	0	0
Net loss for the period	€ (48,414)	€ (38,771)	€ (100,784)	€ (81,638)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	63,440,023	62,919,401	63,409,688	62,918,529
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	63,440,023	62,919,401	63,409,688	62,918,529
Basic loss per share (in euro per share)	€ (0.76)	€ (0.62)	€ (1.59)	€ (1.30)
Diluted loss per share (in euro per share)	€ (0.76)	€ (0.62)	€ (1.59)	€ (1.30)